UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Preferred Shares [Member] Series B Preferred Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	(Accumulated Deficit)/Retained Earnings [Member]	Total	Series A Preferred Shares [Member]
Beginning balance at Dec. 31, 2023	$ 40	$ 19,022	$ 57,244,290	$ (223,840)	$ 119,701,687	$ 176,741,199
Beginning balance (in shares) at Dec. 31, 2023	40,000	19,021,758
Beginning balance (in shares) at Dec. 31, 2023				(43,349)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	$ 0	23,254,128	23,254,128
Comprehensive income	0	0	0	0	23,254,128	23,254,128
Issuance of restricted stock and compensation cost (Note 12)	$ 0	$ 760	2,616,759	$ 0	0	2,617,519
Issuance of restricted stock and compensation cost (Note 12) (in shares)	0	760,000		0
Repurchase of common shares (Note 8)	$ 0	$ (688)	(3,951,160)
Repurchase of common shares (Note 8) (in shares)		(687,905)
Repurchase of common shares (Note 8)				$ 223,840
Repurchase of common shares (Note 8) (in shares)				43,349
Repurchase of common shares (Note 8)					0	(3,728,008)
Dividend on Series A preferred shares (Note 9)	0	$ 0	0	$ 0	(707,778)	(707,778)
Deemed dividend on Series A preferred shares (Note 9)	0	0	0	0	(1,509,700)	(1,509,700)
Ending balance at Jun. 30, 2024	$ 40	$ 19,094	55,909,889	$ 0	140,738,337	196,667,360
Ending balance (in shares) at Jun. 30, 2024	40,000	19,093,853
Ending balance (in shares) at Jun. 30, 2024				0
Beginning balance at Dec. 31, 2023							$ 119,601,410
Beginning balance (in shares) at Dec. 31, 2023							140,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on Series A preferred shares (Note 9)							$ 1,509,700
Ending balance at Jun. 30, 2024							$ 121,111,110
Ending balance (in shares) at Jun. 30, 2024							140,000
Beginning balance at Dec. 31, 2024	$ 40	$ 19,094	58,605,224	$ 0	140,421,449	199,045,807
Beginning balance (in shares) at Dec. 31, 2024	40,000	19,093,853
Beginning balance (in shares) at Dec. 31, 2024				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	$ 0	3,012,080	3,012,080
Comprehensive income	0	0	0	0	3,012,080	3,012,080
Issuance of restricted stock and compensation cost (Note 12)	$ 0	$ 0	1,769,877	$ 0	0	$ 1,769,877
Issuance of restricted stock and compensation cost (Note 12) (in shares)	0	0		0		2,000,000
Distribution of net assets of Robin Energy Ltd. to shareholders (Note 1)		$ 0	(5,639,637)	$ 0	0	$ (5,639,637)
Dividend on Series A preferred shares (Note 9)	$ 0	0	0	0	(703,889)	(703,889)
Deemed dividend on Series A preferred shares (Note 9)	0	0	0	0	(1,557,952)	(1,557,952)
Ending balance at Jun. 30, 2025	$ 40	$ 19,094	$ 54,735,464	$ 0	$ 141,171,688	195,926,286
Ending balance (in shares) at Jun. 30, 2025	40,000	19,093,853
Ending balance (in shares) at Jun. 30, 2025				0
Beginning balance at Dec. 31, 2024						122,665,819	$ 122,665,819
Beginning balance (in shares) at Dec. 31, 2024							140,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on Series A preferred shares (Note 9)							$ 1,557,952
Ending balance at Jun. 30, 2025						$ 124,223,771	$ 124,223,771
Ending balance (in shares) at Jun. 30, 2025							140,000